UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549

FORM N-PX

annual report of proxy voting record of
registered management investment company

Investment Company Act file number: 811- 03456

General Government Securities Money Market Funds, Inc.

(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286

(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6400

Date of fiscal year end: 11/30

Date of reporting period: July 1, 2020-June 30, 2021

Item 1. Proxy Voting Record

General Government Securities Money Market Funds, Inc.
General Government Securities Money Market Fund
General Treasury Securities Money Market Fund

General Government Securities Money Market Funds, Inc. - General Government Securities Money Market Fund merged into Dreyfus Government Cash Management on May 5, 2021.

General Government Securities Money Market Funds, Inc. - General Treasury Securities Money Market Fund merged into Dreyfus Treasury Securities Cash Management on May 11, 2021.

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Government Securities Money Market Funds, Inc.

By: /s/ David DiPetrillo
      David DiPetrillo
      President (Principal Executive Officer)

Date: July 26, 2021